Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating costs	$ 1,172,506
Operating Cost and Expense, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Loss From Operations	$ (1,172,506)
Other (Expense) Income, net:
Income from investments held in Trust Account	5,091,197
Change in fair value of warrant liability and sponsor loans	21,332,800
Total other (expense) income, net	26,423,997
(Loss) income before provision for income taxes	25,251,491
Provision for income taxes	(995,207)
Net (loss) income	$ 24,256,284
Class A common stock subject to possible redemption
Other (Expense) Income, net:
Weighted average shares outstanding, basic	34,500,000
Weighted average shares outstanding, diluted	34,500,000
Basic net (loss) income per share	$ 0.56
Diluted net (loss) income per share	$ 0.56
Class B common stock
Other (Expense) Income, net:
Weighted average shares outstanding, basic	8,625,000
Weighted average shares outstanding, diluted	8,625,000
Basic net (loss) income per share	$ 0.56
Diluted net (loss) income per share	$ 0.56